3. Capital Stock - Quarterly	12 Months Ended
Dec. 31, 2013
3. Capital Stock

Note 3: Capital Stock

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the issuance of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis, and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange (the “Exchange”).

All common stock and per share data for all periods presented in these financial statements have been restated to give effect to the Exchange.

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of December 31, 2013, there were zero shares of Series A preferred share issued and outstanding and 20.59 shares of Series A preferred share to be issued.

On October 7, 2013, the Company entered into an agreement to issue as compensation for services provided a total of 2.94 Series A Preferred shares with a market value of $24,998 to Douglas Leighton for financial consulting services. The market value of the shares approximated the fair market value of services received. These shares were recorded as Series A Preferred Stock to be issued and subsequently issued on the closing date of January 1, 2014.

On October 7, 2013, the Company entered into an agreement to issue 5.88 Series A Preferred Shares to Bass Point Capital, LLC in exchange for a $50,000 capital investment. These shares were recorded as Series A Preferred Stock to be issued and subsequently issued on the closing date of January 1, 2014.

On October 7, 2013, the Company entered into an agreement to issue 5.88 Series A Preferred Shares to WM18 Finance LTD in exchange for a $50,000 capital investment. These shares were recorded as Series A Preferred Stock to be issued and subsequently issued on the closing date of January 1, 2014.

On December 7, 2013, the Company entered into an agreement to issue 5.89 Series A Preferred Shares to Rother Investments, LLC in exchange for a $50,000 capital investment. These shares were recorded as Series A Preferred Stock to be issued and subsequently issued on the closing date of January 1, 2014.

The Company is currently authorized to issue 1,000 common shares at $1.00 par value per share. As of December 31, 2013, there were zero shares of common stock issued and outstanding, 25 shares of common stock to be issued. Additionally, the Company has issued options to acquire 72.06 shares of common stock to employees in exchange for services.

On April 24, 2013, the Company approved the issuance of 15.25 shares of common stock to Isaac Dietrich to repay $17,053 short term borrowing from him. Service expense of $112,505 was recognized due to the fair value of the shares in excess of the value of the short term borrowing. These shares were recorded as Common Stock to be issued and subsequently issued on the closing date of January 1, 2014.

On April 24, 2013, the Company approved the issuance of 3.75 shares of common stock to Hyler Fortier in exchange for his services. The market value of the issued shares is $31,870 and is approximated to be the fair market value of the services received. These shares were recorded as Common Stock to be issued and subsequently issued on the closing date of January 1, 2014.

On April 24, 2013, the Company approved the issuance of 3.00 shares of common stock to Stewart Fortier in exchange for his services. The market value of the issued shares is $25,496 and is approximated to be the fair market value of the services received. These shares were recorded as Common Stock to be issued and subsequently issued on the closing date of January 1, 2014.

On April 24, 2013, the Company approved the issuance of 3.00 shares of common stock to Tyler Knight in exchange for his services. The market value of the issued shares is $25,496 and is approximated to be the fair market value of the services received. These shares were recorded as Common Stock to be issued and subsequently issued on the closing date of January 1, 2014.

Quarterly Member
3. Capital Stock

Note 3: Capital Stock

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the issuance of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis, and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange (the “Exchange”).

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of December 31, 2013, there were zero shares of Series A preferred share issued and outstanding and 20.59 shares of Series A preferred share to be issued.

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of March 31, 2014, there were zero shares of Series A preferred share issued and outstanding.

The Company is currently authorized to issue 200,000,000 common shares at $0.001 par value per share. As of March 31, 2014, there were zero shares of common stock issued and outstanding, 38,059,000 shares of common stock to be issued. Additionally, the Company has issued options to acquire 72.06 shares (21,954,160 shares post-exchange) of common stock to employees in exchange for services.

On January 1, 2014, the directors and officers exercised all of then outstanding 72.06 stock options and acquired 72.06 shares of common stock at $1 per share. These 72.06 shares of common stock were exchanged for 21,954,160 shares of common stock during the Exchange. As of March 31, 2014, the Company has not received $72.06 and it was recorded as common stock subscription receivable.

On March 18, 2014, immediately prior to the exchange, the Company converted $4,358 accrued dividend from Series A preferred shares into 0.513 share of common stock, which was exchanged for 156,293 shares of common stock during the Exchange.

On March 24, 2014, the Company issued 2,059,000 shares of common stock in exchange for $205,900 cash. As of March 31, 2014, $12,200 has not been received by the Company and was recorded as common stock subscription receivable.